Related Party Transactions (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014 sqft	Jun. 30, 2013	Jun. 30, 2014 sqft acre	Jun. 30, 2013	Dec. 31, 2013 acre	Dec. 31, 2012
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date			Mar. 21, 2013		Mar. 21, 2013
Notes Payable Maturity Extension Date One			Aug. 23, 2015		Aug. 23, 2015
Interest Expense, Related Party	$ 15	$ 15	$ 30	$ 30	$ 60	$ 60
Lease Expiration Date			Jan. 31, 2017		Jan. 31, 2017
Land Subject to Ground Leases	20,000		20,000		20,000
Operating Leases, Rent Expense, Net	86	86	172	172	344	335
Related Party Transaction, Rate			8.00%		8.00%
Accrued Interest Related Party	$ 81		$ 81		$ 111	$ 111